Business combinations (Tables)	12 Months Ended
Mar. 31, 2021
Business combinations
Summary of consideration transferred and assets and liabilities assumed

Year ended
March 31,
2019
€M
Consideration:
Fair value of cash consideration	26.0
Fair value of put option for remaining 25% of Lauda	6.0
Fair value of existing 24.9% equity interest	6.0
Settlement of pre-existing loans	60.5
98.5

Net assets acquired:
Intangible assets	99.6
Cash and cash equivalents	7.0
Trade receivables	38.5
Inventories	3.4
Property, plant and equipment	1.4
Other assets	0.1
Accrued expenses and other liabilities	(42.1)
Trade payables	(9.1)
Current tax	(0.3)
98.5